Taxation (Details) - Schedule of Income Tax Expense - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Expense [Abstract]
Current income tax expense		SFr (1,231)
Deferred income tax gain/(loss)	(10,596)	47,316
Total income tax gain/(loss)	SFr (10,596)	SFr 46,085